CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 1,889	$ 9,416	$ 127
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment	3,939	3,946	4,321
Gain on sale of operating properties	(273)	(9,127)	0
Decrease (increase) in trade receivables	(190)	353	(105)
Equity share in losses of associates, net	1,059	2,079	2,321
Decrease in deferred tax liabilities	(402)	(22)	(140)
Increase (decrease) in land lease liabilities	(34)	319	(106)
Increase (decrease) in lease liabilities	(155)	(43)	257
Decrease (increase) in right-of-use assets	141	104	(376)
Decrease (increase) in other accounts receivable and prepaid expenses	(411)	79	(665)
Increase (decrease) in accrued expenses, other accounts payable and other liabilities	92	(1,986)	1,763
Net cash provided by operating activities	5,655	5,118	7,397
Cash flows from investing activities:
Investment in real estate property	(913)	(989)	(1,109)
Proceeds from associates, net	2,212	309	398
Decrease (increase) in other long-term deposits	1,669	(9)	116
Proceeds from sale of real estate property	631	41,483	0
Net cash provided by (used in) investing activities	3,599	40,794	(595)
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(6,344)	(28,221)	(5,958)
Dividend paid to non-controlling interests	0	0	(2,227)
Repayment of controlling shareholders' loan	0	(2,618)	0
Net cash used in financing activities	(6,344)	(30,839)	(8,185)
Exchange differences on balances of cash and cash equivalents	(918)	1,986	112
Increase (decrease) in cash and cash equivalents and restricted cash	1,992	17,059	(1,271)
Cash and cash equivalents and restricted cash at the beginning of the year	29,655	12,596	13,867
Cash and cash equivalents and restricted cash at the end of the year	31,647	29,655	12,596
(a) Supplemental disclosures of cash flows information:
Cash and cash equivalents	31,119	28,820	12,564
Restricted cash	528	835	32
Total cash and cash equivalents and restricted cash	31,647	29,655	12,596
(b) Supplemental cash flows activities:
Cash paid during the year for: Taxes	2,141	3,040	1,433
Cash paid during the year for: Interest	920	1,492	2,320
(c) Significant non-cash transactions:
Net lease liabilities arising from obtaining right of use assets	$ 0	$ 39	$ 22